Loss Per Share - Disclosure of Detailed Information About Earning Loss Per Share (Details) - NZD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
From continuing operations attributable to the ordinary equity holders of the Group	$ (0.62)	$ (34.74)
Total basic and diluted loss per share attributable to the ordinary equity holders of the Group	$ (0.62)	$ (34.74)
Loss attributable to the ordinary equity holders of the Group used in calculating basic earnings per share	$ (68,346)	$ (54,305)	$ (49,220)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	109,370,410	1,563,056